Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 13,187,067	₩ 11,099,470
Non-current assets	24,967,448	23,966,542
Current liabilities	13,994,817	11,006,948
Non-current liabilities	9,397,197	11,327,636
Book value of non-controlling interests	1,643,646	1,335,896
Revenue	29,878,043	24,261,561		₩ 23,475,567
Profit(Loss) for the year	1,333,544	(76,147)		(2,872,078)
Profit(Loss) attributable to non-controlling interests	147,362	18,706		(42,373)
Cash flows from operating activities	5,753,446	2,278,784	[1]	2,706,545
Cash flows from investing activities	(4,263,080)	(2,311,152)	[1]	(6,755,393)
Cash flows from financing activities	(2,466,136)	931,829		4,987,902
Effect of exchange rate fluctuations on cash held	299,268	(17,365)		31,927
Beginning Balance	4,218,099	3,336,003		2,365,022
Ending Balance	3,541,597	4,218,099		3,336,003
Dividends distributed to non-controlling interests		(12,086)		(6,541)
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Profit(Loss) for the year	₩ 147,362	₩ 18,706		₩ (42,373)
Non-controlling interests [member] | L G Display China Co Ltd [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%		30.00%
Current assets	₩ 1,987,880	₩ 1,573,028		₩ 817,702
Non-current assets	663,181	851,262		1,208,840
Current liabilities	324,075	326,785		327,049
Non-current liabilities	31,466	410,677		2,084
Net assets	2,295,520	1,686,828		1,697,409
Book value of non-controlling interests	680,757	498,084		509,718
Revenue	2,175,878	1,907,421		1,978,487
Profit(Loss) for the year	380,788	(12,279)		(164,764)
Profit(Loss) attributable to non-controlling interests	114,301	(3,684)		(49,429)
Cash flows from operating activities	890,435	138,692		427,324
Cash flows from investing activities	(619,615)	(686,387)		380,331
Cash flows from financing activities	(439,390)	436,936		(518,529)
Effect of exchange rate fluctuations on cash held	23,538	5,367		(3,077)
Net increase (decrease) in cash and cash equivalents	(145,032)	(105,392)		286,049
Beginning Balance	276,802	382,194		96,145
Ending Balance	131,770	276,802		382,194
Dividends distributed to non-controlling interests	₩ 0	₩ 12,086		₩ 6,541
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%		25.00%
Current assets	₩ 1,551,346	₩ 1,544,816		₩ 1,022,736
Non-current assets	5,252,614	5,461,116		5,584,138
Current liabilities	1,261,412	1,588,688		1,248,446
Non-current liabilities	2,452,327	2,757,499		2,940,320
Net assets	3,090,221	2,659,745		2,418,108
Book value of non-controlling interests	925,848	796,537		603,799
Revenue	2,817,308	1,280,924		40,766
Profit(Loss) for the year	125,446	51,489		12,503
Profit(Loss) attributable to non-controlling interests	37,803	15,447		3,126
Cash flows from operating activities	709,243	134,484		(453,784)
Cash flows from investing activities	(315,176)	(841,413)		(3,520,965)
Cash flows from financing activities	(665,170)	826,940		3,487,367
Effect of exchange rate fluctuations on cash held	19,972	(1,501)		19,862
Net increase (decrease) in cash and cash equivalents	(251,131)	118,510		(467,520)
Beginning Balance	290,461	171,951		639,471
Ending Balance	₩ 39,330	₩ 290,461		₩ 171,951

[1]	The net proceeds from selling items produced during the test are reclassified from net cash used in investing activity to net cash provided by operating activity.